SIGNIFICANT ACCOUNTING POLICIES - Account receivable concentration of credit risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration of credit risk
Accounts receivables	$ 62,965	$ 60,727
Customer concentration risk | Major Customers | Accounts Receivable
Concentration of credit risk
Accounts receivables	$ 36,190	$ 36,606
Concentration risk, percentage	57.40%	60.20%
Customer concentration risk | Company A | Accounts Receivable
Concentration of credit risk
Accounts receivables	$ 11,953
Concentration risk, percentage	19.00%
Customer concentration risk | Company B | Accounts Receivable
Concentration of credit risk
Accounts receivables	$ 9,339	$ 12,700
Concentration risk, percentage	14.80%	20.90%
Customer concentration risk | Company C | Accounts Receivable
Concentration of credit risk
Accounts receivables	$ 8,319	$ 14,589
Concentration risk, percentage	13.20%	24.00%
Customer concentration risk | Company D | Accounts Receivable
Concentration of credit risk
Accounts receivables	$ 6,579	$ 9,317
Concentration risk, percentage	10.40%	15.30%